11 Recoverable taxes (Details 1) R$ in Millions	Dec. 31, 2020 BRL (R$)
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 1,311
In 1 year [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	470
From 1 to 2 years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	343
From 2 to 3 years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	349
From 3 to 4 years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	86
From 4 to 5 years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	14
More than 5 years [member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 49